Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Goodwill
Impairment of goodwill	¥ 0	¥ 0	¥ 0
Impairment of Long-lived Assets
Impairment of long-lived assets	0	0	0
Financial Guarantee liabilities
Gain on guarantee liability	407,403	21,397	0
Guarantee Obligations Maximum Exposure		614,465			¥ 978,967
Allowance for Guarantee Assets	¥ 12,527	0	0
Revenue recognition
Accumulated deficit		(872,698)		$ (267,264)	(1,860,640)
Deferred Revenue Recognized		119,684
Share-based compensation expenses
Cumulative share-based compensation expenses for the options that have satisfied the service condition					94,800
Value added Tax ("VAT")
Percentage of value added tax	6.00%
Segment reporting
Number of reportable segment | Segment	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%
Transfer of reserves	¥ 0
Profit appropriation to general reserve fund and statutory surplus fund	27,920	¥ 1,739	¥ 0
Appropriation to other reserve funds	¥ 0
ASC 606 Adoption Effect [Member]
Revenue recognition
Accumulated deficit					¥ (14,330)	¥ 54,127
Minimum | Installement Service
Revenue recognition
Percentage of Business and Value Added Taxes	3.00%
Maximum | Installement Service
Revenue recognition
Percentage of Business and Value Added Taxes	6.00%